Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 – Income Taxes

Prior to April 15, 2015, AgEagle Aerial Inc. was treated as a disregarded entity for income tax purposes. Income taxes, if any, were the responsibility of the sole member. Effective April 22, 2015, the Company elected to be classified as a corporation for income tax purposes. On March 26, 2018, the Company’s predecessor company, EnerJex Resources, Inc. (“EnerJex”), consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated October 19, 2017, pursuant to which AgEagle Merger Sub, Inc., a wholly-owned subsidiary of EnerJex, merged with and into AgEagle Aerial Systems Inc., a then privately held company (“AgEagle Sub”), with AgEagle Sub surviving as a wholly-owned subsidiary of EnerJex (the “Merger”). In connection with the Merger, EnerJex changed its name to AgEagle Aerial Systems Inc. AgEagle Sub changed its name initially to “Eagle Aerial, Inc. and then to” AgEagle Aerial, Inc. Following the Merger, AgEagle Aerial Inc. became a wholly owned subsidiary of AgEagle Aerial Systems, Inc., and the group files a consolidated U.S. federal income tax return as well as income tax returns in various states.

As of December 31, 2022 and 2021, the total of all net deferred tax assets was $11,170,665 and $8,820,453, respectively. The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which cannot be determined. Because of the uncertainty surrounding the realization of the deferred tax assets the Company has established a valuation allowance of $11,170,665 and $8,820,453 as of December 31, 2022 and 2021, respectively. The change in the valuation allowance during the years ended December 31, 2022 and 2021 was $2,350,212 and $5,542,986, respectively.

On March 27, 2020, the CARES Act was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, provides for an acceleration of alternative minimum tax credit refunds, the deferral of certain employer payroll taxes, the availability of an employee retention credit, and expands the availability of net operating loss usage. In addition, other governments in state and local markets in which we operate also enacted certain relief measures.

On December 27, 2020, the Consolidations Appropriations Act, 2021 (“CAA”) was signed into law and included in the government appropriations and additional economic stimulus. The CAA enhances and expands certain provisions of the CARES Act. The CAA modifies the tax deductibility of expenses relating to the PPP loan forgiveness, Employee Retention Credit eligibility and extends other CARES Act provisions. We continue to monitor new and updated legislation, however the provisions enacted have not had a material impact on our consolidated financial statements.

As of December 31, 2022, the Company has a federal and state net operating loss carry forward of approximately $38,733,732 and $17,975,553, respectively. Of those balances, the Company has $7,661,107 of federal net operating losses expiring in 2035-2037 and the remaining amounts have no expiration. The Company has a foreign net operating loss carry forwards of $11,428,419 which expire in 2028-2029. The Company has state net operating carry forwards of $13,113,999 which expire between 2024-2041, and the remaining amounts have no expiration.

The timing and manner in which we can utilize our net operating loss carry forward and future income tax deductions in any year may be limited by provisions of the Internal Revenue Code regarding the change in ownership of corporations. Such limitations may have an impact on the ultimate realization of our carry forwards and future tax deductions. Section 382 of the Internal Revenue Code (“Section 382”) imposes limitations on a corporation’s ability to utilize net operating losses if it experiences an “ownership change.” In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. Any unused annual limitation may be carried over to later years, and the amount of the limitation may under certain circumstances be increased by the built-in gains in assets held by us at the time of the change that are recognized in the five-year period after the change. The Company has not conducted a formal ownership change analysis as required under Section 382; however, we intend to do so if we anticipate recognizing tax benefits associated with the net operating loss carryforwards.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 16 – Income Taxes-Continued

As of December 31, 2022, the Company determined it is more likely than not that it will not realize our temporary deductible differences and net operating loss carryforwards, and as such, has provided a full valuation allowance on our net deferred tax asset.

During the years ended December 31, 2022 and 2021, the Company did not recognize any uncertain tax positions, interest or penalty expense related to income taxes. AgEagle files U.S. federal and state income tax returns, as required by law. The federal return generally has a three-year statute of limitations, and most states have a four-year statute of limitations; however, the taxing authorities can review the tax year in which the net operating loss was generated when the loss is utilized on a tax return. We currently do not have any open income tax audits. The Company is open to federal and state examination on the 2019 through 2021 income tax returns filed.

For the years ended December 31, 2022 and 2021, a reconciliation of income tax expense at the federal statutory rate to income tax expense at the Company’s effective rate is as follows:

	2022		2021
	Amount	Rate	Rate	Amount
Computed tax at the expected statutory rate	$(12,233,282)	21.00%	$(6,337,648)	21.00%
State and local income taxes, net of federal	(193,910)	0.33%	(249,537)	0.83%
Permanent differences	8,892,114	(15.26)%	1,821,323	(6.04)%
Other adjustments	(57,579)	0.09%	409,229	(1.36)%
Stock compensation	172,056	(0.30)%	—	—
Return to provision adjustment	369,793	(0.63)%	(11,518)	(0.04)%
Purchase accounting	—	-	(1,298,228)	4.30%
Foreign tax differential	700,596	(1.20)%	123,393	(0.41)%
Change in valuation allowance	2,350,212	(4.03)%	5,542,986	(18.37)%
Income tax expense (benefit)	$—	0.00%	$—	0.00%

As of December 31, 2022 and 2021, the temporary differences, tax credits and carryforwards that gave rise to the following deferred tax assets (liabilities):

	2022	2021
Property and equipment	$(100,019)	$(75,342)
Other current liabilities	-	28,284
Intangible assets	(1,036,649)	(1,399,267)
Equity compensation	1,001,945	742,175
Other accrued expenses	758,951	237,508
Net operating loss carry forward	8,820,107	8,900,739
Tax credits	1,726,330	386,356
Total deferred tax assets	11,170,665	8,820,453
Valuation allowance	(11,170,665)	(8,820,453)
Net deferred tax assets	$—	$—

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 16 – Income Taxes-Continued

The Company’s provision is primarily driven by the full valuation allowance in 2022 and 2021.

	2022	2021
Current
U.S. Federal	$—	$—
U.S. State	5,750	—
U.S. Foreign	—	—
Total current provision	5,750	—
Deferred	—	—
U.S. Federal	—	—
U.S. State	—	—
U.S. Foreign	—	—
Total deferred benefit	—	—
Change in valuation allowance	—	—
Total provision for income taxes	$5,750	$—

The Company’s income (loss) before provision for incomes taxes consisted of the following amounts:

	For the Year ended December 31,
	2022	2021
United States	$(48,536,722)	$(28,467,858)
International	(9,717,001)	(1,640,822)
Total net income (loss) before income taxes	$(58,253,723)	$(30,108,680)

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021